Management Report - Corporate Divisions - Private & Commercial Bank (Detail) - Private & Commercial Bank [Member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net revenues [Abstract]
Private & Commercial Clients	€ 5,013		€ 5,225		€ 5,603
Postbank	€ 3,124		€ 3,366		€ 3,112
Wealth Management	204099.90%		188035.60%		209693.80%
Hua Xia	€ 0		€ 618		€ (175)
Total net revenues	10,178		11,090		10,637
thereof [Abstract]
Net interest income	5,876		6,201		6,415
Commission and fee income	3,367		3,395		3,816
Remaining income	935		1,494		406
Provision for credit losses	313		439		511
Noninterest expenses [Abstract]
Compensation and benefits	3,979		4,042		4,161
General and administrative expenses	5,166		5,029		5,139
Policyholder benefits and claims	0		0		0
Impairment of goodwill and other intangible assets	12		0		3,608
Restructuring activities	(360)		(141)		(585)
Total noninterest expenses	9,518		9,212		13,495
Noncontrolling interests	(12)		0		0
Income (loss) before income taxes	€ 359		€ 1,439		€ (3,370)
Cost/income ratio	94.00%		83.00%		127.00%
Assets	€ 333,069		€ 329,869	[1]	€ 312,732
Risk-weighted assets	87,472	[2]	86,082	[2]	92,857	[3]
Average shareholders equity	€ 14,934	[4]	€ 15,018	[4]	€ 14,333
Post-tax return on average tangible shareholders equity	1.90%	[5]	7.20%		(17.30%)	[6]
Post-tax return on average shareholders equity	1.60%	[5]	6.30%	[7]	(15.20%)	[6]

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded
[4]	See Note 4 Business Segments and Related Information to the consolidated financial statements for a description of how average shareholders equity is allocated to the divisions
[5]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 160% for the year ended December31, 2017. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 33% for the year ended December31, 2017
[6]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (11)% for the year ended December31, 2015. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2015
[7]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was (67)% for the year ended December31, 2016. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 35% for the year ended December31, 2016